Document and Entity Information - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Document and Entity Information
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2022
Entity File Number	001-39977
Entity Registrant Name	Baosheng Media Group Holdings Ltd
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	East Floor 5
Entity Address, Adress Line Two	Building No. 8, Xishanhui
Entity Address, Address Line Three	Shijingshan District
Entity Address, City or Town	Beijing
Entity Address, Postal Zip Code	100041
Entity Address, Country	CN
Title of 12(b) Security	Ordinary Shares, par value $0.0096 per share
Trading Symbol	BAOS
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	No
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	9,146,812
Entity Central Index Key	0001811216
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Amendment Flag	false
Auditor Name	YCM CPA, Inc.	Friedman LLP
Auditor Location	Irvine, California	New York, New York
Auditor Firm ID	6781	711
Business Contact
Document and Entity Information
Contact Personnel Name	Shasha Mi,
Entity Address, Address Line One	East Floor 5
Entity Address, Adress Line Two	Building No. 8, Xishanhui
Entity Address, Address Line Three	Shijingshan District
Entity Address, City or Town	Beijing
Entity Address, Postal Zip Code	100041
Entity Address, Country	CN
City Area Code	86
Local Phone Number	010-82088021